Financial Instrument Risk Management - Reinsurance Counterparties Exposure by Credit Rating (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Financial assets	CAD 137,691	CAD 134,491
Total Reinsurance assets	4,028	5,144
Credit risk | Gross exposure
Disclosure of external credit grades [line items]
Less: ceded negative reserves	874	787
Total Reinsurance assets	4,028	5,144
Credit risk | Gross exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	4,902	5,931
Credit risk | Gross exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,241	1,048
Credit risk | Gross exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,632	2,688
Credit risk | Gross exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	157	158
Credit risk | Gross exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,539	1,543
Credit risk | Gross exposure | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	257	336
Credit risk | Gross exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	76	158
Credit risk | Collateral | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,820	1,828
Credit risk | Collateral | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	4	0
Credit risk | Collateral | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	99	121
Credit risk | Collateral | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	116	1
Credit risk | Collateral | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,455	1,467
Credit risk | Collateral | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	74	86
Credit risk | Collateral | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	72	153
Credit risk | Net exposure | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	3,082	4,103
Credit risk | Net exposure | AA | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,237	1,048
Credit risk | Net exposure | A | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	1,533	2,567
Credit risk | Net exposure | BBB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	41	157
Credit risk | Net exposure | BB | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	84	76
Credit risk | Net exposure | B | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	183	250
Credit risk | Net exposure | Not rated | Reinsurance Assets
Disclosure of external credit grades [line items]
Financial assets	CAD 4	CAD 5